Financial instruments	12 Months Ended
Sep. 30, 2025
Financial Instruments [Abstract]
Financial instruments	Financial instruments
FAIR VALUE MEASUREMENTS
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation techniques used to value financial instruments are as follows:
-    The fair value of the 2021 U.S. Senior Notes, the 2021 CAD Senior Notes, the 2024 CAD Senior Notes, the 2025 U.S. Senior Notes, the unsecured committed revolving credit facility and the other long-term debt is estimated by discounting expected cash flows at rates currently offered to the Company for debts of the same remaining maturities and conditions;
-    The fair value of long-term bonds included in funds held for clients and in long-term investments is determined by discounting the future cash flows using observable inputs, such as interest rate yield curves or credit spreads, or according to similar transactions on an arm's-length basis;
-    The fair value of foreign currency forward contracts is determined using forward exchange rates at the end of the reporting period;
-    The fair value of cross-currency swaps is determined based on market data (primarily yield curves, exchange rates and interest rates) to calculate the present value of all estimated cash flows;
-    The fair value of cash, cash equivalents and cash included in funds held for clients and short-term investments included in current financial assets is determined using observable quotes; and
-    The fair value of deferred compensation plan assets within long-term financial assets is based on observable price quotations and net assets values at the reporting date.
As at September 30, 2025, there were no changes in valuation techniques.
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2025		As at September 30, 2024
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
2021 U.S. Senior Notes	Level 2	1,386,564	1,310,044	1,342,758	1,223,120
2021 CAD Senior Notes	Level 2	597,892	580,561	597,212	564,768
2024 CAD Senior Notes	Level 2	747,001	766,844	746,144	759,375
2025 U.S. Senior Notes	Level 2	894,509	930,366	—	—
Other long-term debt	Level 2	11,869	11,892	2,194	2,119
		3,637,835	3,599,707	2,688,308	2,549,382
For the remaining financial assets and liabilities measured at amortized cost, the carrying values approximate the fair values of the financial instruments given their short term maturity.
32.    Financial instruments (continued)
FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2025	As at September 30, 2024
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	864,209	1,461,145
Cash included in funds held for clients (Note 5)	Level 2	704,503	233,584
Deferred compensation plan assets (Note 11)	Level 1	125,388	112,270
		1,694,100	1,806,999
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		1,011	—
Foreign currency forward contracts		1,481	5,055
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		395	—
Foreign currency forward contracts		459	2,644
		3,346	7,699
FVOCI
Short-term investments included in current financial assets	Level 2	3,675	3,279
Long-term bonds included in funds held for clients (Note 5)	Level 2	240,932	223,196
Long-term investments (Note 11)	Level 2	27,687	24,209
		272,294	250,684
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		3,036	—
Foreign currency forward contracts		21,586	13,073
Long-term derivative financial instruments	Level 2
Cross-currency swaps		136,155	9,500
Foreign currency forward contracts		36,950	10,204
		197,727	32,777
There have been no transfers between Level 1 and Level 2 for the years ended September 30, 2025 and 2024.
32.    Financial instruments (continued)
MARKET RISK
Market risk incorporates a range of risks. Movements in risk factors, such as interest rate risk and currency risk, affect the fair values of financial assets and liabilities.
Interest rate risk
The Company is exposed to interest rate risk on its unsecured committed revolving credit facility carrying amount.
The Company analyzes its interest rate risk exposure on an ongoing basis using various scenarios to simulate refinancing or the renewal of existing positions. Based on these scenarios, a change in the interest rate of 1% would not have had a significant impact on net earnings as of September 30, 2025, as no amounts have been drawn on the unsecured committed revolving credit facility and all other outstanding debts bear fixed interest rates.
Currency risk
The Company operates internationally and is exposed to risk from changes in foreign currency exchange rates. The Company mitigates this risk principally through foreign currency denominated debt and derivative financial instruments, which includes foreign currency forward contracts and cross-currency swaps.
The Company hedges a portion of the translation of the Company’s net investments in its U.S. operations into Canadian dollar, with Senior U.S. unsecured notes.
The Company also hedges a portion of the translation of the Company’s net investments in its European operations with cross-currency swaps.
Finally, the Company enters into foreign currency forward contracts to hedge the variability in various foreign currency exchange rates on future revenues. Hedging relationships are designated and documented at inception and quarterly effectiveness assessments are performed during the year.
32.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
As of September 30, 2025, the 2021 U.S. Senior Notes of a carrying value of $1,386,564,000 and a nominal amount of $1,393,100,000 are partially designated as hedging instruments to hedge portions of the Company’s net investments in its U.S. operations.
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2025	As at September 30, 2024
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$1,270,000	From 1.62% to 4.15%	€866,365	From (0.14)% to 3.70%	From September 2027 to 2029	(109,168)	(7,806)
$80,000	4.15%	SEK609,940	From 3.49% to 3.51%	September 2029	(9,090)	(1,694)
Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes
U.S.$63,500	From 1.45% to 2.30%	SEK619,583	From (0.73)% to 1.01%	From September 2026 to 2031	(2,448)	—
U.S.$11,500	From 1.45% to 2.30%	DKK73,986	From (1.01)% to 0.85%	From September 2026 to 2031	(54)	—
Cash flow hedges on the 2025 U.S. Senior Notes
U.S.$650,000	4.95%	$933,985	3.71%	March 2030	(17,025)	—
Total					(137,785)	(9,500)
During the year ended September 30, 2025, the Company entered into a U.S. dollar to Canadian dollar cross-currency swap agreement for a notional amount of U.S. $650,000,000, which was designated as a cash flow hedge of the Company’s exposure to the currency risks related to the 2025 U.S. Senior Notes, reducing the Canadian dollar equivalent cost of borrowing from 4.95% to 3.71%.
During the year ended September 30, 2025, the Company entered into U.S. dollar to Swedish krona cross-currency swap agreements for a notional amount of U.S. $63,500,000, and a U.S. dollar to Danish Krona cross-currency swap agreements for a notional amount of U.S. $11,500,000 which were designated as a foreign exchange hedge of the Company's net investment in its European operations and a cash flow hedge of the Company’s exposure to the currency risks related to its 2021 U.S. Senior Notes.
32.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
As at September 30, 2025, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2025	As at September 30, 2024
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	U.S.$482,362	87.72	92.05	(16,732)	2,091
CAD/INR	$458,999	64.89	68.22	(5,425)	314
EUR/INR	€170,890	99.00	107.80	(17,312)	(1,156)
GBP/INR	£129,282	112.00	120.29	(12,921)	(8,700)
SEK/INR	kr258,452	8.72	9.63	(3,075)	(720)
GBP/EUR	£104,627	1.15	—	223	(5,763)
GBP/SEK	£56,618	12.63	—	(210)	—
EUR/MAD	€6,000	10.58	—	(87)	(548)
EUR/CZK	€25,800	25.04	25.51	724	(473)
Others	$58,644			(1,781)	(623)
Total				(56,596)	(15,578)
The following table details the Company's sensitivity to a 10% strengthening of the euro, the U.S. dollar, the British pound and the Swedish krona, foreign currency rates on net earnings and on other comprehensive income (loss). The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income (loss) presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2025				2024
	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact
	$	$	$	$	$	$	$	$
Increase in net earnings	2,806	5,827	990	265	150	1,359	1,179	521
Decrease in other comprehensive income (loss)	(211,271)	(235,753)	(22,262)	(20,296)	(174,239)	(180,405)	(17,269)	(9,631)
LIQUIDITY RISK
Liquidity risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets. The Company’s activities are financed through a combination of the cash flows from operations, borrowing under existing unsecured committed revolving credit facility, the issuance of debt and the issuance of equity. One of management’s primary goals is to maintain an optimal level of liquidity through the active management of the assets and liabilities as well as the cash flows. The Company regularly monitors its cash forecasts to ensure it has sufficient flexibility under its available liquidity to meet its obligations.
32.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2025	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,014,834	1,014,834	1,014,834	—	—	—
Accrued compensation and employee-related liabilities	1,269,767	1,269,767	1,269,767	—	—	—
2021 U.S. Senior Notes	1,386,564	1,481,011	859,688	25,633	25,633	570,057
2021 CAD Senior Notes	597,892	637,380	12,180	625,200	—	—
2024 CAD Senior Notes	747,001	846,508	28,562	349,284	468,662	—
2025 U.S. Senior Notes	894,509	1,105,226	42,831	89,646	972,749	—
Lease liabilities	693,484	779,572	197,735	296,202	177,385	108,250
Other long-term debt	11,869	12,016	11,147	570	204	95
Clients’ funds obligations	973,673	973,673	973,673	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	58,536
Outflow		1,602,133	505,880	845,772	250,481	—
(Inflow)		(1,632,658)	(492,218)	(865,405)	(275,035)	—
Cross-currency swaps	139,191
Outflow		2,797,646	133,358	1,127,564	1,499,067	37,657
(Inflow)		(2,691,418)	(153,134)	(1,059,582)	(1,442,517)	(36,185)
	7,787,320	8,195,690	4,404,303	1,434,884	1,676,629	679,874

As at September 30, 2024	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	999,790	999,790	999,790	—	—	—
Accrued compensation and employee-related liabilities	1,165,903	1,165,903	1,165,903	—	—	—
2021 U.S. Senior Notes	1,342,758	1,462,053	24,191	847,526	24,868	565,468
2021 CAD Senior Notes	597,212	650,400	12,600	25,200	612,600	—
2024 CAD Senior Notes	746,144	879,191	30,623	361,245	487,323	—
Lease liabilities	620,095	697,298	173,061	254,475	166,326	103,436
Other long-term debt	2,194	2,312	1,028	823	197	264
Clients’ funds obligations	504,515	504,515	504,515	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	23,277
Outflow		744,758	186,439	545,077	13,242	—
(Inflow)		(758,162)	(175,510)	(568,052)	(14,600)	—
Cross-currency swaps	9,500
Outflow		1,496,435	26,090	353,834	1,116,511	—
(Inflow)		(1,518,971)	(40,681)	(381,060)	(1,097,230)	—
	6,011,388	6,325,522	2,908,049	1,439,068	1,309,237	669,168
32.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
As at September 30, 2025, the Company held cash and cash equivalents, funds held for clients, short-term investments and long-term investments of $1,874,007,000 ($1,995,413,000 as at September 30, 2024). The Company also had available $1,496,248,000 in unsecured committed revolving credit facility ($1,496,355,000 as at September 30, 2024). As at September 30, 2025, trade accounts receivable amounted to $1,343,282,000 (Note 4) ($1,117,712,000 as at September 30, 2024). Given the Company’s available liquid resources as compared to the timing of the payments of liabilities, management assesses the Company’s liquidity risk to be low.
CREDIT RISK
The Company takes on exposure to credit risk, which is the risk that a counterparty will be unable to pay amounts in full when due. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, accounts receivable, work in progress, long-term investments and derivative financial instruments with a positive fair value. The maximum exposure of credit risk is generally represented by the carrying amount of these items reported on the consolidated balance sheets.
The Company is exposed to credit risk in connection with long-term investments through the possible inability of borrowers to meet the terms of their obligations. The Company mitigates this risk by investing primarily in high credit quality corporate and government bonds with a credit rating of A- or higher. The application of the low credit exemption had no material impact on the Company's consolidated financial statements.
The Company has accounts receivable derived from clients engaged in various industries including government; financial services; manufacturing, retail and distribution; communications and utilities; and health that are not concentrated in any specific geographic area. These specific industries may be affected by economic factors that may impact trade accounts receivable. However, management does not believe that the Company is subject to any significant credit risk in view of the Company’s large and diversified client base and that any single industry or geographic region represents a significant credit risk to the Company. Historically, the Company has not made any significant write-offs and had low bad debt ratios. The application of the simplified approach to measure expected credit losses for trade accounts receivable and work in progress had no material impact on the Company's consolidated financial statements.
The following table sets forth details of the age of trade accounts receivable that are past due:

	2025	2024
	$	$
Not past due	1,195,658	1,005,651
Past due 1-30 days	92,167	71,445
Past due 31-60 days	24,089	18,352
Past due 61-90 days	11,284	11,957
Past due more than 90 days	26,238	13,367
	1,349,436	1,120,772
Allowance for doubtful accounts	(6,154)	(3,060)
	1,343,282	1,117,712
In addition, the exposure to credit risk of cash, cash equivalents and cash included in funds held for clients and derivatives financial instruments is limited given that the Company deals mainly with a diverse group of high-grade financial institutions and that derivatives agreements are generally subject to master netting agreements, such as the International Swaps and Derivatives Association, which provide for net settlement of all outstanding contracts with the counterparty in case of an event of default.